Taxes - Unrecognized Tax Benefits Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 8,875	$ 8,772	$ 8,728	$ 8,709
Offsetting tax benefits associated with timing adjustments, potential transfer pricing adjustments, and state income taxes	617
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	8,258	8,205	8,191
Interest expense and penalties, net (benefit)/charge recognized	282	379	$ 185
Interest and penalties accrued	1,560	$ 1,321
Reasonably possible reduction in unrecognized tax benefits within the next 12 months	$ 139